Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - EVOLUTION METALS LLC [Member]	11 Months Ended
Dec. 31, 2024 USD ($)
Notes Receivable [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance Balance, February 8, 2024 (Inception)
Allowance Balance, December 31, 2024	5,265,933
Provision	5,265,933
Write offs
Recoveries and other
Convertible Notes Receivable [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance Balance, February 8, 2024 (Inception)
Allowance Balance, December 31, 2024	11,228,047
Provision	11,228,047
Write offs
Recoveries and other
Notes Receivable Related Party [Member]
Schedule of Allowance for Credit Losses [Line Items]
Allowance Balance, February 8, 2024 (Inception)
Allowance Balance, December 31, 2024	1,624,850
Provision	1,624,850
Write offs
Recoveries and other